UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

General New York AMT-Free Municipal Money Market Fund

SEMIANNUAL REPORT

May 31, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New York AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for General New York AMT-Free Municipal Money Market Fund, covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Bill Vasiliou, Primary Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, General New York AMT-Free Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.57%, and Class B shares yielded 0.32%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced annualized effective yields of 0.57% and 0.32%, respectively.1

Yields of municipal money market instruments fluctuated during the reporting period, responding to a shift in stance by the U.S. Federal Reserve (the “Fed”) in response to the COVID-19 outbreak and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

The fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes acceptable New York municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city income taxes.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Fed Policy, Supply and Demand Drive the Market

Asset levels in tax-exempt money market funds were steady to end the year. In December 2019, demand for Variable Rate Demand Notes was strong versus fixed-rate notes due to the flat yield curve. Strong demand, plus limited supply, resulted in a downward trend in fixed-income, tax-exempt yields. In December 2019, demand was strong for shorter maturities due to the continued flattening of the yield curve and continued strong inflows into tax-exempt funds, particularly longer dated portfolios. The Fed left rates unchanged at its last meeting of 2019.

January and February 2020 were low new issuance months, in line with historic activity. A dearth of new issue supply, combined with cash entering the market from reinvestment proceeds, maturities and coupon payments, kept downward pressure on yields. During these

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

months, the funds purchased securities with longer maturities, as the final weeks of December 2019 brought a back-up in rates that provided a good buying opportunity. Asset levels in tax-exempt money market funds were range-bound the first several months of 2020.

The FOMC in an unprecedented weekend move (3/15/20) lowered the Federal Funds rate to 0 to .25% to mitigate the effects of the COVID-19 on economic activity and the risks to the economic outlook. Earlier in the month on March 3rd the Federal Reserve delivered an emergency 50 basis point rate cut as additional insurance against downside economic risk due to the COVID-19.

Asset flows in tax-exempt bond funds reversed course in March and long term funds sold short-term securities to meet these increased redemptions. These outflows put pressure on rates in the variable rate sector increasing yields on tax-exempt money market funds benefiting investors and seeing assets increase and rates stabilizing in this sector.

After weeks of dislocation, the tax-exempt market stabilized, demand saw an uptick and yields normalized in April 2020. Interest rates for short-term securities pushed rates lower as markets stabilized. The Fed announced the Municipal Liquidity Facility (“MLF”), which allows states, counties and cities to use the proceeds of notes purchased by the MLF to purchase similar notes issued by other political subdivisions and governmental entities. Under the program, the Fed will make recourse loans to a special purpose vehicle, which will have the ability to purchase up to $500 billion of eligible notes. New issues came back on the market in April 2020 and were met with strong investor demand.

In May 2020, asset flows remained steady in tax-exempt money market funds, as rates remained comparable to similar taxable funds and provided diversification for investors. Interest for short-term securities remained strong and placed continual downward pressure on rates as the market continued to stabilize. Strong supply and demand technicals propelled the short-term municipal market rates to historic lows, as rates moved in line with similar taxable maturities.

Maintaining a Prudent Investment Posture

In this changing interest-rate environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Managing Portfolios

We anticipate issuance in the short-term market will increase in the coming months, as states and local governments review and balance their budgets to adjust to the change to economic projections and increased spending. Our experienced credit team will continue to review our current holdings and any purchases we make going forward in our portfolios. All of the securities purchased receive a minimal credit risk designation prior to purchase and are periodically reviewed for any changes to the credit outlook. We continue to maintain what we believe to be high-grade, liquid portfolios.

It will take time to assess the long-term effect the COVID-19 pandemic will have on municipal credits. The Fed has implemented many programs to assist with financial management during the crisis, including purchases of municipal securities across the maturity spectrum that we believe will continue to help stabilize the market.

June 15, 2020

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and, in some cases seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments to certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York AMT-Free Municipal Money Market Fund from December 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020

	Class A	Class B
Expense paid per $1,000†	$3.25	$4.55
Ending value (after expenses)	$1,002.90	$1,001.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020

	Class A	Class B
Expense paid per $1,000†	$3.29	$4.60
Ending value (after expenses)	$1,021.75	$1,020.45

†Expenses are equal to the fund’s annualized expense ratio of .65% for Class A and .91% for Class B, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2020 (Unaudited)

Short-Term Investments - 100.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.2%
Albany Industrial Development Agency, Revenue Bonds (CHF-Holland Suites II) (LOC; TD Bank NA) Ser. A	0.17	6/4/2020	2,905,000	[a]	2,905,000
Albany Industrial Development Agency, Revenue Bonds (Living Resources Corp. Project) (LOC; HSBC Bank USA NA) Ser. A	0.17	6/4/2020	3,325,000	[a]	3,325,000
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank NA) Ser. A	0.21	6/4/2020	1,040,000	[a]	1,040,000
Brighton Central School District, BAN, Refunding (Insured; State Aid Withholding)	2.00	6/30/2020	3,500,000		3,500,952
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies) (LOC; TD Bank NA)	0.31	6/4/2020	4,400,000	[a]	4,400,000
Franklin County Industrial Development Agency, Revenue Bonds (Trudeau Institute Project) (LOC; HSBC Bank USA NA)	0.50	6/3/2020	105,000	[a]	105,000
Geneva Industrial Development Agency, Revenue Bonds (The Colleges of the Seneca Project) (LOC; JPMorgan Chase Bank NA)	0.17	6/4/2020	6,150,000	[a]	6,150,000
Johnson City Central School District, BAN (Insured; State Aid Withholding)	2.00	8/7/2020	5,000,000		5,006,597
Lake Placid Central School District, BAN (Insured; State Aid Withholding) Ser. B	2.00	6/26/2020	3,670,000		3,671,845
Middletown City School District, BAN, Refunding (Insured; State Aid Withholding)	2.25	6/18/2020	3,680,000		3,681,674
Mount Sinai Union Free School District, TAN, Refunding (Insured; State Aid Withholding)	2.00	6/25/2020	5,500,000		5,502,647
New York City Capital Resource Corp., Revenue Bonds (Loan Enhanced Assistance Program - Cobble Hill Health Center Project) (LOC; Bank of America) Ser. B1	0.12	6/4/2020	4,100,000	[a]	4,100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.2% (continued)
New York City Housing Development Corp., Revenue Bonds (90 Washington Street) (Liquidity Agreement; FNMA & LOC; FNMA) Ser. A	0.15	6/3/2020	2,410,000	[a]	2,410,000
New York City Housing Development Corp., Revenue Bonds (Lexington Courts) (Liquidity Agreement; FHLMC and LOC; FHLMC) Ser. A	0.14	6/4/2020	835,000	[a]	835,000
New York City Industrial Development Agency, Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank NA)	0.29	6/4/2020	6,560,000	[a]	6,560,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. 1E	0.14	6/3/2020	2,500,000	[a]	2,500,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. F5	0.15	6/3/2020	1,395,000	[a]	1,395,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding (LOC; BK Tokyo-Mitsubishi UFJ) Ser. A-3B	0.14	6/4/2020	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. C2	0.07	6/1/2020	1,800,000	[a]	1,800,000
New York City Water & Sewer System, Revenue Bonds, Refunding (Liquidity Agreement; Mizuho Bank) Ser. A1	0.06	6/1/2020	1,500,000	[a]	1,500,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Landesbank HessenThuringen Girozentrale) Ser. BB1	0.10	6/1/2020	3,250,000	[a]	3,250,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA2	0.14	6/4/2020	1,800,000	[a]	1,800,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. F1A	0.14	6/4/2020	6,775,000	[a]	6,775,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. F1B	0.11	6/4/2020	2,840,000	[a]	2,840,000
New York Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank) Ser. B	0.13	6/3/2020	7,950,000	[a]	7,950,000
New York Dormitory Authority, Revenue Bonds, Refunding (St. John's University) (LOC; US Bank NA) Ser. B2	0.11	6/4/2020	1,035,000	[a]	1,035,000

Short-Term Investments - 100.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.2% (continued)
New York Energy Research & Development Authority, Revenue Bonds (Consolidated Edison Company of New York Project) (LOC; Mizuho Bank) Ser. A2	0.11	6/3/2020	4,900,000	[a]	4,900,000
New York Energy Research & Development Authority, Revenue Bonds, Refunding (Consolidated Edison Company of New York Project) (LOC; Mizuho Bank) Ser. A3	0.14	6/3/2020	1,300,000	[a]	1,300,000
New York Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2020	100,000		100,138
New York Housing Finance Agency, Revenue Bonds (Dock Street Project) (LOC; Wells Fargo Bank NA) Ser. A	0.14	6/3/2020	955,000	[a]	955,000
New York Housing Finance Agency, Revenue Bonds (LOC; Citibank NA) Ser. A	0.17	6/3/2020	10,815,000	[a]	10,815,000
New York Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.14	6/3/2020	3,510,000	[a]	3,510,000
New York Mortgage Agency, Revenue Bonds (SPA; Royal Bank of Canada) Ser. 207	0.12	6/3/2020	1,870,000	[a]	1,870,000
North Salem Central School District, BAN (Insured; State Aid Withholding)	2.25	6/25/2020	1,000,000		1,000,643
Orange County, GO (Insured; Assured Guaranty Municipal Corp.)	2.00	8/15/2020	100,000		100,151
Oswego County Industrial Development Agency, Revenue Bonds (Springside at Seneca Hill Project) (LOC; M&T Bank NA)	0.21	6/4/2020	445,000	[a]	445,000
Otsego County Industrial Development Agency, Revenue Bonds (St. James Retirement Community Project) (LOC; M&T Bank NA)	0.21	6/4/2020	315,000	[a]	315,000
Rockland County Industrial Development Committee, Revenue Bonds (Northern Manor Multicare Center Project) (LOC; M&T Bank NA)	0.21	6/4/2020	340,000	[a]	340,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.2% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project) (LOC; Royal Bank of Canada & SPA; Royal Bank of Canada)), Trust Maturity Date 5/15/2021	0.20	6/4/2020	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series 2017-XF0549), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA)), Trust Maturity Date 2/15/2039	0.24	6/4/2020	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 11/1/2046	0.18	6/4/2020	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.19	6/4/2020	4,500,000	[a,b,c]	4,500,000
Tender Option Bond Trust Receipts (Series 2019-XF0858), (Onondaga County Trust, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2047	0.18	6/8/2020	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2025	0.22	6/4/2020	2,825,000	[a,b,c]	2,825,000
Tender Option Bond Trust Receipts (Series 2020-XF0951), (New York Thruway Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2028	0.18	6/4/2020	1,875,000	[a,b,c]	1,875,000

Short-Term Investments - 100.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-ZF0929), (New York Dormitory Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 1/1/2045	0.16	6/8/2020	1,855,000	[a,b,c]	1,855,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank NA) Ser. A	0.21	6/5/2020	4,300,000	[a]	4,300,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.08	6/1/2020	6,200,000	[a]	6,200,000
Victor Central School District, BAN, Refunding (Insured; State Aid Withholding) Ser. A	2.00	6/19/2020	3,450,000		3,450,000
Westchester County Industrial Development Agency, Revenue Bonds (Westchester Arts Council Project) (LOC; Wells Fargo Bank NA)	0.23	6/4/2020	2,015,000	[a]	2,015,000
Yonkers Industrial Development Corp., Revenue Bonds, Refunding (LOC; JP Morgan Chase Bank NA)	0.14	6/3/2020	6,285,000	[a]	6,285,000
Total Investments (cost $155,769,647)			100.2%		155,769,647
Liabilities, Less Cash and Receivables			(0.2%)		(288,545)
Net Assets			100.0%		155,481,102

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities amounted to $21,830,000 or 14.04% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
General	26.7
School District	16.6
Multifamily Housing	12.1
Education	11.6
Water	10.4
Medical	5.7
Transportation	5.2
Power	4.0
Nursing Homes	3.1
Facilities	2.8
Single Family Housing	1.2
Housing	.7
General Obligation	.1
100.2

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	155,769,647	155,769,647
Interest receivable		425,591
Receivable for shares of Beneficial Interest subscribed		63,165
Prepaid expenses		22,005
		156,280,408
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		41,757
Cash overdraft due to Custodian		512,720
Payable for shares of Beneficial Interest redeemed		200,768
Trustees’ fees and expenses payable		4,127
Other accrued expenses		39,934
		799,306
Net Assets ($)		155,481,102
Composition of Net Assets ($):
Paid-in capital		155,480,814
Total distributable earnings (loss)		288
Net Assets ($)		155,481,102

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	105,007,336	50,473,766
Shares Outstanding	105,001,842	50,470,679
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	945,916
Expenses:
Management fee—Note 2(a)	379,723
Shareholder servicing costs—Note 1 and Note 2(c)	141,095
Distribution and prospectus fees—Note 2(b)	55,251
Professional fees	38,228
Registration fees	20,569
Chief Compliance Officer fees—Note 2(c)	8,139
Custodian fees—Note 2(c)	8,007
Trustees’ fees and expenses—Note 2(d)	6,766
Prospectus and shareholders’ reports	5,858
Miscellaneous	9,683
Total Expenses	673,319
Less—reduction in expenses due to undertaking—Note 2(a)	(100,274)
Less—reduction in fees due to earnings credits—Note 2(c)	(5,716)
Net Expenses	567,329
Investment Income—Net	378,587
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	288
Net Increase in Net Assets Resulting from Operations	378,875

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations ($):
Investment income—net	378,587	977,887
Net realized gain (loss) on investments	288	23,044
Net Increase (Decrease) in Net Assets Resulting from Operations	378,875	1,000,931
Distributions ($):
Distributions to shareholders:
Class A	(284,713)	(731,849)
Class B	(93,874)	(246,038)
Total Distributions	(378,587)	(977,887)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	41,933,997	49,594,170
Class B	123,068,596	208,131,645
Distributions reinvested:
Class A	282,503	724,084
Class B	93,460	242,583
Cost of shares redeemed:
Class A	(27,836,433)	(47,050,264)
Class B	(122,279,224)	(217,887,034)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	15,262,899	(6,244,816)
Total Increase (Decrease) in Net Assets	15,263,187	(6,221,772)
Net Assets ($):
Beginning of Period	140,217,915	146,439,687
End of Period	155,481,102	140,217,915

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2020	Year Ended November 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.008	.007	.001	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.008)	(.007)	(.001)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.29[b]	.83	.68	.12	.02	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.75	.76	.74	.70	.71
Ratio of net expenses to average net assets	.65[d]	.74	.76	.72	.38	.13
Ratio of net investment income to average net assets	.59[d]	.83	.68	.11	.01	.00[c]
Net Assets, end of period ($ x 1,000)	105,007	90,626	87,344	97,845	112,952	148,549

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2020	Year Ended November 30,
Class B Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.004	.003	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.004)	(.003)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16[b]	.43	.30	.01	.02	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[d]	1.14	1.15	1.15	1.12	1.10
Ratio of net expenses to average net assets	.91[d]	1.13	1.14	.82	.36	.13
Ratio of net investment income to average net assets	.34[d]	.44	.31	.01	.01	.00[c]
Net Assets, end of period ($ x 1,000)	50,474	49,592	59,095	50,758	70,463	134,727

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York AMT-Free Municipal Money Market Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2020, sub-accounting service fees amounted to $13,728 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	155,769,647
Level 3 - Significant Unobservable Inputs	-
Total	155,769,647

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no reduction in expenses pursuant to the Agreement.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $100,274 during the period ended May 31, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2020, Class B shares were charged $55,251 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A (the “Class A Reimbursement Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2020, Class A shares were charged $46,829

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the Class A Reimbursement Shareholder Services Plan. The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the total charges against net assets to provide for sales related expenses and/or service fees (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A shares average net assets for such fiscal year, the Class A shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no reduction in expenses pursuant to the undertaking.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2020, Class B shares were charged $68,642 pursuant to the Class B Compensation Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $10,045 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $8,007 pursuant to the custody agreement. These fees were partially offset by earnings credits of $5,716.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2020, the fund was charged $450 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2020, the fund was charged $8,139 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $68,520, Distribution Plan fees of $9,424, Shareholder Services Plan fees of $14,136, custodian fees of $5,500, Chief Compliance Officer fees of $3,130 and transfer agency fees of $5,100, which are offset against an expense reimbursement currently in effect in the amount of $64,053.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2020, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $13,720,000 and $18,765,000 respectively.

For More Information

General New York AMT-Free Municipal Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Class A: GNMXX Class B: GNYXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0574SA0520

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      July 24, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)